Investment properties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of investment properties
(a)	Investment properties as of December 31, 2021 and 2022 are as follows:

	2021		2022
Acquisition cost	~~W~~	852,458	513,986
Accumulated depreciation		(177,067)	(150,878)

Carrying value	~~W~~	675,391	363,108

Summary of changes in investment properties
(b)	Changes in investment properties for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Beginning balance	~~W~~	615,235	675,391
Acquisition		8,292	10,090
Disposal		(2,279)	(230,148)
Depreciation		(21,616)	(18,115)
Amounts transferred from (to) property and equipment		73,773	9,554
Amounts transferred from (to) assets held for sale(*)		2,238	(83,664)
Foreign currency adjustment		(252)	—

Ending balance	~~W~~	675,391	363,108

(*)	Comprise buildings and land, etc.

Summary of income and expenses on investment property
(c)	Income and expenses on investment property for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Rental income	~~W~~	23,890	35,887	33,366
Direct operating expenses for investment properties that generated rental income		11,951	12,033	16,980

Summary of the fair value of investment property
(d)	The fair value of investment property as of December 31, 2021 and 2022 is as follows:

	2021		2022
Land and buildings(*)	~~W~~	1,374,389	1,063,031

(*)
Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.